Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Unrecorded Unconditional Purchase Obligations Disclosure

The following table summarizes our future minimum purchase commitments as of December 31, 2015:

(dollars in thousands)	Total	Less Than One Year	1-3 Years	3-5 Years	More than Five Years
Finished goods minimum purchase obligations	$57,938	$33,314	$24,624	$—	$—
Raw material purchase obligations	305,477	297,863	7,614	—	—

Total contractual obligations	$363,415	$331,177	$32,238	$—	$—